Cover	Feb. 24, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 25, 2026, T3 Defense Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing the execution and delivery of a Securities Purchase Agreement in connection with a private placement consisting of 400 units for an aggregate purchase price of $20,000,000, or a per unit price of $50,000. Each unit consists of (i) one share of Series B Convertible Preferred Stock, par value $0.0001 per share, and (ii) one and a half common stock purchase warrants to initially purchase up to one and a half shares of common stock, par value $0.0001 per share, of the Company, subject to adjustment as described herein (the “Common Warrants”).
Document Period End Date	Feb. 24, 2026
Entity File Number	001-39341
Entity Registrant Name	T3 DEFENSE INC.
Entity Central Index Key	0001787518
Entity Tax Identification Number	38-3912845
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	575 Fifth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	791-4663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	DFNS
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Share of Common Stock for $92.00 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one Share of Common Stock for $92.00 per share
Trading Symbol	DFNSW
Security Exchange Name	NASDAQ